Calvert
VP SRI Balanced Portfolio
September 30, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 5.8%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$164	$ 170,937
Avant Loans Funding Trust, Series 2018-A, Class C, 4.79%, 5/15/24(1)	84	84,467
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	919	874,277
Conn's Receivables Funding, LLC:
Series 2018-A, Class A, 3.25%, 1/15/23(1)	4	3,482
Series 2018-A, Class B, 4.65%, 1/15/23(1)	7	7,192
Series 2019-A, Class A, 3.40%, 10/16/23(1)	101	101,536
Series 2019-A, Class B, 4.36%, 10/16/23(1)	156	155,606
Series 2019-B, Class A, 2.66%, 6/17/24(1)	211	211,160
Series 2019-B, Class B, 3.62%, 6/17/24(1)	135	133,566
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	83	87,916
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40(1)	61	62,682
Driven Brands Funding, LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45(1)	443	462,163
Series 2016-1A, Class A2, 6.125%, 7/20/46(1)	144	145,496
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	28	29,940
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	74	77,236
Element Rail Leasing I, LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44(1)	13	13,195
Series 2014-1A, Class B1, 4.406%, 4/19/44(1)	350	352,238
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	345	352,285
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	30	30,342
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	571	529,739
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	174	143,368
Hardee's Funding, LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	270	272,084
InSite Issuer, LLC:
Series 2016-1A, Class A, 2.883%, 11/15/46(1)	140	143,875
Series 2016-1A, Class C, 6.414%, 11/15/46(1)	25	25,670
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	402	414,224
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	281	300,709
Marlette Funding Trust, Series 2020-2A, Class B, 1.83%, 9/16/30(1)	175	175,823
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	313	336,287
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	870	893,076
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	95	97,373
Security	Principal Amount (000's omitted)	Value
Mosaic Solar Loan Trust: (continued)
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	$95	$ 97,628
Series 2020-2A, Class A, 1.44%, 8/20/46(1)(2)	160	158,795
Series 2020-2A, Class B, 2.21%, 8/20/46(1)(2)	190	187,274
OneMain Financial Issuance Trust, Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	182	182,162
Oportun Funding IX, LLC, Series 2018-B, Class A, 3.91%, 7/8/24(1)	404	411,104
Oportun Funding VIII, LLC, Series 2018-A, Class A, 3.61%, 3/8/24(1)	706	707,880
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	495	497,455
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	69	68,929
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	278	261,760
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class C, 5.80%, 6/15/23(1)	29	28,723
Series 2018-2A, Class B, 3.96%, 10/15/24(1)	79	79,502
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	21	21,540
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	1,148	1,217,446
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	159	157,153
Series 2020-A, Class A, 2.62%, 12/15/26(1)	161	159,662
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	311	304,121
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	189	186,859
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	526	530,893
Series 2014-2, Class B, 5.44%, 7/20/44(1)	847	827,084
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	644	684,936
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	535	537,899
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28(1)	27	27,502
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	2,239	2,418,089
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	175	179,636
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	105	105,798
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	216	227,420
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	321	316,334
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	192	197,395
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	370	378,242

Calvert
VP SRI Balanced Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	$469	$ 473,488
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	124	125,004
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	815	835,672
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	170	174,824
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	65	65,341
Series 2020-A, Class A4, 0.78%, 12/20/23(1)	81	81,549
Series 2020-A, Class E, 4.64%, 8/20/24(1)	28	29,076
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	657	704,207
Vantage Data Centers Issuer, LLC:
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	330	342,432
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	79	81,567
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	519	531,561
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)(2)	570	571,687
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	410	413,096
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	244	149,249
Total Asset-Backed Securities (identified cost $22,175,533)		$22,425,918

Collateralized Mortgage-Backed Obligations — 1.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.398%, (1 mo. USD LIBOR + 3.25%), 5/25/25(3)	$493	$ 500,092
Series 2017-DNA3, Class M2, 2.648%, (1 mo. USD LIBOR + 2.50%), 3/25/30(3)	600	606,483
Series 2018-DNA1, Class M2, 1.948%, (1 mo. USD LIBOR + 1.80%), 7/25/30(3)	266	261,529
Series 2018-DNA1, Class M2AT, 1.198%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	350	348,199
Series 2019-DNA2, Class M2, 2.598%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(3)	67	66,542
Series 2019-DNA3, Class M2, 2.198%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(3)	757	743,168
Series 2019-DNA4, Class M2, 2.098%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	319	316,632
Series 2019-HQA2, Class M2, 2.198%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(3)	34	33,746
Series 2020-DNA1, Class M1, 0.848%, (1 mo. USD LIBOR + 0.70%), 1/25/50(1)(3)	47	47,107
Series 2020-DNA2, Class M1, 0.898%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(3)	242	241,585
Series 2020-DNA4, Class M1, 1.648%, (1 mo. USD LIBOR + 1.50%), 8/25/50(1)(3)	130	130,719
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2020-DNA4, Class M2, 3.898%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(3)	$35	$ 35,449
Series 2020-HQA1, Class M1, 0.898%, (1 mo. USD LIBOR + 0.75%), 1/25/50(1)(3)	27	27,008
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.398%, (1 mo. USD LIBOR + 5.25%), 10/25/23(3)	293	285,979
Series 2014-C02, Class 1M2, 2.748%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	553	483,738
Series 2014-C02, Class 2M2, 2.748%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	138	136,814
Series 2014-C03, Class 1M2, 3.148%, (1 mo. USD LIBOR + 3.00%), 7/25/24(3)	336	294,556
Series 2014-C03, Class 2M2, 3.048%, (1 mo. USD LIBOR + 2.90%), 7/25/24(3)	226	225,752
Series 2014-C04, Class 1M2, 5.048%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	447	464,335
Series 2017-C05, Class 1M2, 2.348%, (1 mo. USD LIBOR + 2.20%), 1/25/30(3)	147	145,623
Series 2017-C06, Class 1M2, 2.798%, (1 mo. USD LIBOR + 2.65%), 2/25/30(3)	241	239,405
Series 2018-C06, Class 1M2, 2.148%, (1 mo. USD LIBOR + 2.00%), 3/25/31(3)	23	22,951
Series 2018-R07, Class 1M2, 2.548%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	265	264,438
Series 2019-R02, Class 1M2, 2.448%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(3)	30	29,632
Series 2019-R05, Class 1M2, 2.148%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(3)	145	145,127
Series 2020-R01, Class 1M1, 0.948%, (1 mo. USD LIBOR + 0.80%), 1/25/40(1)(3)	219	218,626
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	274	304,286
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(4)	91	91,819
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	250	253,692
Total Collateralized Mortgage-Backed Obligations (identified cost $7,138,378)		$6,965,032

Commercial Mortgage-Backed Securities — 5.2%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(5)	$695	$ 526,798
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(5)	325	236,234

Calvert
VP SRI Balanced Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust: (continued)
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(5)	$485	$ 307,399
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.072%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(3)	660	661,144
Series 2019-XL, Class B, 1.232%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(3)	313	313,457
Citigroup Commercial Mortgage Trust, Series 2017-MDRC, Class D, 2.402%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(3)	235	215,696
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	1,440	1,580,961
Series KG03, Class A2, 1.297%, 6/25/30(5)	305	310,444
Series KW06, Class A2, 3.80%, 6/25/28(5)	530	632,121
Series W5FX, Class AFX, 3.336%, 4/25/28(5)	192	217,947
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.801%, 2/25/27(5)	103	106,841
Series 2017-M13, Class A2, 2.939%, 9/25/27(5)	675	765,807
Series 2018-M4, Class A2, 3.045%, 3/25/28(5)	721	825,335
Series 2018-M8, Class A2, 3.325%, 6/25/28(5)	459	534,147
Series 2018-M13, Class A2, 3.697%, 9/25/30(5)	1,680	2,058,247
Series 2019-M1, Class A2, 3.555%, 9/25/28(5)	785	934,577
Series 2019-M9, Class A2, 2.937%, 4/25/29	291	329,616
Series 2019-M22, Class A2, 2.522%, 8/25/29	3,100	3,425,439
Series 2020-M1, Class A2, 2.444%, 10/25/29	963	1,041,240
Series 2020-M20, Class A2, 1.435%, 10/25/29	605	622,486
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.398%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(3)	55	51,182
Series 2020-01, Class M10, 3.898%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	395	372,054
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27(1)	100	57,514
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	90,055
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(5)	100	16,804
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.852%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(3)	545	543,957
Series 2019-BPR, Class A, 1.552%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(3)	650	624,130
Series 2019-BPR, Class B, 2.252%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(3)	241	220,541
Series 2019-BPR, Class C, 3.202%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(3)	100	87,495
Motel 6 Trust:
Series 2017-MTL6, Class B, 1.342%, (1 mo. USD LIBOR + 1.19%), 8/15/34(1)(3)	48	47,138
Series 2017-MTL6, Class C, 1.552%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(3)	638	623,917
Security	Principal Amount (000's omitted)	Value
Motel 6 Trust: (continued)
Series 2017-MTL6, Class D, 2.302%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(3)	$189	$ 183,882
Series 2017-MTL6, Class E, 3.402%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(3)	67	65,073
RETL Trust:
Series 2019-RVP, Class A, 1.302%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(3)	63	63,585
Series 2019-RVP, Class B, 1.702%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(3)	875	833,969
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(5)	450	416,859
Total Commercial Mortgage-Backed Securities (identified cost $19,400,553)		$ 19,944,091

Common Stocks — 61.3%

Security	Shares	Value
Banks — 2.6%
Bank of America Corp.	148,700	$ 3,582,183
JPMorgan Chase & Co.	38,500	3,706,395
PNC Financial Services Group, Inc. (The)	26,200	2,879,642
		$ 10,168,220
Beverages — 1.7%
PepsiCo, Inc.	47,456	$ 6,577,402
		$ 6,577,402
Biotechnology — 0.9%
AbbVie, Inc.	39,000	$3,416,010
		$3,416,010
Building Products — 0.6%
Trane Technologies PLC	17,600	$2,134,000
		$2,134,000
Capital Markets — 2.6%
Cboe Global Markets, Inc.	17,400	$1,526,676
Intercontinental Exchange, Inc.	46,400	4,642,320
Tradeweb Markets, Inc., Class A	68,603	3,978,974
		$10,147,970
Commercial Services & Supplies — 0.8%
Waste Management, Inc.	25,616	$2,898,963
		$2,898,963

Calvert
VP SRI Balanced Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Communications Equipment — 1.0%
Cisco Systems, Inc.	101,800	$ 4,009,902
		$ 4,009,902
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	32,334	$ 1,923,550
		$ 1,923,550
Electrical Equipment — 1.5%
AMETEK, Inc.	43,300	$ 4,304,020
Emerson Electric Co.	25,100	1,645,807
		$5,949,827
Energy Equipment & Services — 0.4%
Baker Hughes Co.	120,500	$1,601,445
		$1,601,445
Entertainment — 1.0%
Electronic Arts, Inc.(6)	29,700	$3,873,177
		$3,873,177
Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	24,100	$5,825,693
		$5,825,693
Food & Staples Retailing — 1.3%
Walmart, Inc.	34,300	$4,798,913
		$4,798,913
Food Products — 1.4%
Mondelez International, Inc., Class A	90,412	$5,194,169
		$5,194,169
Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	48,600	$5,289,138
Boston Scientific Corp.(6)	70,700	2,701,447
Danaher Corp.	27,000	5,813,910
ICU Medical, Inc.(6)	3,706	677,308
		$14,481,803
Health Care Providers & Services — 1.2%
Anthem, Inc.	17,300	$4,646,607
		$4,646,607
Independent Power and Renewable Electricity Producers — 0.7%
NextEra Energy Partners, L.P.	46,156	$2,767,514
		$2,767,514
Security	Shares	Value
Insurance — 1.3%
First American Financial Corp.	44,801	$ 2,280,819
Travelers Cos., Inc. (The)	24,400	2,639,836
		$ 4,920,655
Interactive Media & Services — 3.7%
Alphabet, Inc., Class C(6)	7,390	$ 10,860,344
IAC/InterActiveCorp.(6)	12,000	1,437,360
Match Group, Inc.(6)	18,672	2,066,057
		$ 14,363,761
Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.(6)	4,829	$15,205,217
		$15,205,217
IT Services — 5.7%
Cognizant Technology Solutions Corp., Class A	60,400	$4,192,968
Fidelity National Information Services, Inc.	30,200	4,445,742
MasterCard, Inc., Class A	10,900	3,686,053
PayPal Holdings, Inc.(6)	21,800	4,295,254
Visa, Inc., Class A	27,300	5,459,181
		$22,079,198
Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc.	12,718	$5,615,251
		$5,615,251
Machinery — 1.5%
Ingersoll Rand, Inc.(6)	73,300	$2,609,480
Stanley Black & Decker, Inc.	20,300	3,292,660
		$5,902,140
Metals & Mining — 0.7%
Steel Dynamics, Inc.	89,900	$2,573,837
		$2,573,837
Multi-Utilities — 1.0%
CMS Energy Corp.	31,785	$1,951,917
Sempra Energy	17,108	2,024,903
		$3,976,820
Pharmaceuticals — 1.8%
Sanofi	37,200	$3,727,879
Zoetis, Inc.	19,700	3,257,789
		$6,985,668

Calvert
VP SRI Balanced Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Road & Rail — 0.8%
Union Pacific Corp.	15,100	$ 2,972,737
		$ 2,972,737
Semiconductors & Semiconductor Equipment — 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	41,100	$ 3,331,977
Texas Instruments, Inc.	28,651	4,091,076
		$ 7,423,053
Software — 5.6%
Adobe, Inc.(6)	4,163	$ 2,041,660
Intuit, Inc.	6,452	2,104,707
Microsoft Corp.	76,893	16,172,905
nCino, Inc.(6)(7)	14,778	1,177,511
		$21,496,783
Specialty Retail — 3.3%
Home Depot, Inc. (The)	20,900	$5,804,139
Lowe's Cos., Inc.	22,800	3,781,608
TJX Cos., Inc. (The)	56,800	3,160,920
		$12,746,667
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	138,188	$16,003,552
		$16,003,552
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(6)	26,930	$3,079,715
		$3,079,715
Total Common Stocks (identified cost $168,601,003)		$235,760,219

Convertible Bonds — 0.0%(8)

Security	Principal Amount (000's omitted)	Value
Technology — 0.0%(8)
J2 Global, Inc., 1.75%, 11/1/26(1)	$64	$ 56,910
Western Digital Corp., 1.50%, 2/1/24	84	80,170
Total Convertible Bonds (identified cost $133,923)		$ 137,080

Corporate Bonds — 16.9%

Security	Principal Amount (000's omitted)*	Value
Basic Materials — 0.3%
Ecolab, Inc., 2.125%, 8/15/50	400	$ 367,754
LG Chem, Ltd.:
3.25%, 10/15/24(1)	550	592,741
3.625%, 4/15/29(1)	250	277,503
Reliance Steel & Aluminum Co., 2.15%, 8/15/30	86	84,257
		$ 1,322,255
Communications — 1.8%
Alphabet, Inc., 1.10%, 8/15/30	349	$ 346,352
AT&T, Inc.:
2.30%, 6/1/27	1	1,051
3.10%, 2/1/43	730	716,142
3.30%, 2/1/52	44	41,215
3.65%, 6/1/51	717	727,639
3.65%, 9/15/59(1)	53	51,442
4.30%, 2/15/30	577	684,193
4.50%, 3/9/48	278	318,416
4.90%, 6/15/42	300	358,732
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	731	839,630
Comcast Corp., 2.45%, 8/15/52	481	452,105
Crown Castle Towers, LLC, 3.663%, 5/15/45(1)	250	268,270
Discovery Communications, LLC, 5.20%, 9/20/47	553	663,991
NBCUniversal Media, LLC, 4.45%, 1/15/43	200	252,680
Sprint Corp., 7.25%, 9/15/21	75	78,563
T-Mobile USA, Inc.:
2.55%, 2/15/31(1)	147	152,488
4.50%, 4/15/50(1)	342	411,712
Verizon Communications, Inc., 1.50%, 9/18/30	445	444,161
		$6,808,782
Consumer, Cyclical — 1.4%
American Airlines Pass-Through Trust:
4.40%, 9/22/23	107	$77,581
5.25%, 1/15/24	211	146,038
Aptiv PLC, 5.40%, 3/15/49	58	65,758
Best Buy Co., Inc., 1.95%, 10/1/30(2)	234	232,951
Delta Air Lines, Inc., 7.375%, 1/15/26	506	531,154
Ford Motor Credit Co., LLC:
1.114%, (3 mo. USD LIBOR + 0.81%), 4/5/21(3)	200	197,087
1.146%, (3 mo. USD LIBOR + 0.88%), 10/12/21(3)	313	300,763
1.331%, (3 mo. USD LIBOR + 1.08%), 8/3/22(3)	250	236,957
2.979%, 8/3/22	1,070	1,058,487

Calvert
VP SRI Balanced Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Consumer, Cyclical (continued)
Ford Motor Credit Co., LLC: (continued)
3.087%, 1/9/23	200	$ 196,396
4.14%, 2/15/23	200	202,244
Macy's Retail Holdings, LLC:
2.875%, 2/15/23	480	390,600
3.625%, 6/1/24(7)	160	116,984
3.875%, 1/15/22(7)	321	304,148
Magna International, Inc., 2.45%, 6/15/30	250	263,591
Marriott International, Inc., 0.846%, (3 mo. USD LIBOR + 0.60%), 12/1/20(3)	60	59,895
Nordstrom, Inc.:
4.375%, 4/1/30	360	291,694
5.00%, 1/15/44	453	321,327
Tapestry, Inc., 4.125%, 7/15/27	412	405,915
		$5,399,570
Consumer, Non-cyclical — 1.7%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	384	$405,272
Becton Dickinson and Co., 2.894%, 6/6/22	231	239,031
Block Financial, LLC, 3.875%, 8/15/30	386	388,520
Centene Corp.:
3.375%, 2/15/30	199	206,774
4.25%, 12/15/27	208	218,139
4.625%, 12/15/29	36	38,878
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	255	255,901
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	285	308,281
CVS Health Corp.:
0.962%, (3 mo. USD LIBOR + 0.72%), 3/9/21(3)	44	44,115
2.625%, 8/15/24	112	119,469
3.00%, 8/15/26	615	672,667
4.30%, 3/25/28	524	613,761
CVS Pass-Through Trust, 6.036%, 12/10/28	370	420,969
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	350	380,879
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	678	653,492
Ford Foundation (The), 2.415%, 6/1/50	435	448,034
Kraft Heinz Foods Co., 4.375%, 6/1/46	349	359,354
Royalty Pharma PLC:
2.20%, 9/2/30(1)	448	446,369
3.55%, 9/2/50(1)	85	82,397
Smithfield Foods, Inc.:
3.00%, 10/15/30(1)	77	77,921
5.20%, 4/1/29(1)	45	52,662
		$6,432,885
Security	Principal Amount (000's omitted)*	Value
Energy — 0.4%
National Oilwell Varco, Inc., 3.60%, 12/1/29	168	$ 163,250
NuStar Logistics, L.P.:
5.75%, 10/1/25	46	47,624
6.375%, 10/1/30	70	72,800
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	308	327,931
5.00%, 1/31/28(1)	743	814,737
		$ 1,426,342
Financial — 7.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.125%, 7/3/23	150	$153,121
4.45%, 12/16/21	345	352,546
4.50%, 9/15/23	291	300,080
6.50%, 7/15/25	175	189,157
Affiliated Managers Group, Inc., 3.30%, 6/15/30	466	498,771
Aflac, Inc., 3.60%, 4/1/30	170	199,430
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	371	348,434
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	335	335,399
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(9)	458	474,912
Banco Santander S.A., 1.346%, (3 mo. USD LIBOR + 1.09%), 2/23/23(3)	200	200,529
Bank of America Corp.:
0.981% to 9/25/24, 9/25/25(9)	999	999,755
1.451%, (3 mo. USD LIBOR + 1.18%), 10/21/22(3)	118	119,247
1.898% to 7/23/30, 7/23/31(9)	590	589,238
2.456% to 10/22/24, 10/22/25(9)	655	691,375
2.676% to 6/19/40, 6/19/41(9)	707	724,957
3.499% to 5/17/21, 5/17/22(9)	704	717,229
3.593% to 7/21/27, 7/21/28(9)	690	773,770
3.974% to 2/7/29, 2/7/30(9)	184	214,148
Series Z, 6.50% to 10/23/24(9)(10)	37	41,140
Bank of Montreal, 2.05%, 11/1/22	822	850,736
Bank of Nova Scotia (The):
1.625%, 5/1/23	418	428,990
2.375%, 1/18/23	600	625,398
BankUnited, Inc., 5.125%, 6/11/30(7)	358	394,001
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	262	256,302
Capital One Financial Corp.:
3.30%, 10/30/24	209	226,702
3.75%, 7/28/26	138	150,216
4.20%, 10/29/25	190	210,838
Citigroup, Inc.:
1.318%, (3 mo. USD LIBOR + 1.07%), 12/8/21(3)	150	151,402

Calvert
VP SRI Balanced Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Financial (continued)
Citigroup, Inc.: (continued)
1.678% to 5/15/23, 5/15/24(9)	745	$ 763,826
2.666% to 1/29/30, 1/29/31(9)	760	801,008
3.106% to 4/8/25, 4/8/26(9)	319	343,705
3.887% to 1/10/27, 1/10/28(9)	1,081	1,224,060
Citizens Bank NA, 2.55%, 5/13/21	200	202,377
Citizens Financial Group, Inc., 2.375%, 7/28/21	170	172,483
Commonwealth Bank of Australia:
2.50%, 9/18/22(1)	270	281,979
3.61% to 9/12/29, 9/12/34(1)(9)	206	224,524
Digital Realty Trust, L.P., 4.75%, 10/1/25	260	304,412
Discover Bank:
2.70%, 2/6/30	250	262,265
4.682% to 8/9/23, 8/9/28(9)	270	283,272
Discover Financial Services:
3.95%, 11/6/24	90	99,121
6.125% to 6/23/25(9)(10)	319	338,236
Empower Finance 2020, L.P., 1.776%, 3/17/31(1)(7)	178	178,144
HAT Holdings I, LLC/HAT Holdings II, LLC:
5.25%, 7/15/24(1)	391	408,224
6.00%, 4/15/25(1)	25	26,664
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	283	285,091
5.00%, 7/15/28(1)	91	93,388
JPMorgan Chase & Co.:
2.522% to 4/22/30, 4/22/31(9)	530	565,571
2.739% to 10/15/29, 10/15/30(9)	217	233,989
2.956% to 5/13/30, 5/13/31(9)	146	156,454
Series S, 6.75% to 2/1/24(9)(10)	37	40,133
Kemper Corp., 2.40%, 9/30/30	49	48,364
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	301	313,266
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(9)	356	369,467
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)	255	271,622
Marsh & McLennan Cos., Inc., 1.418%, (3 mo. USD LIBOR + 1.20%), 12/29/21(3)	168	168,167
Morgan Stanley:
0.786%, (SOFR + 0.70%), 1/20/23(3)	964	966,815
1.664%, (3 mo. USD LIBOR + 1.40%), 10/24/23(3)	260	264,312
3.622% to 4/1/30, 4/1/31(9)	210	240,364
National Australia Bank, Ltd., 3.625%, 6/20/23	275	298,425
Nationwide Building Society, 3.96% to 7/18/29, 7/18/30(1)(9)	293	331,004
Newmark Group, Inc., 6.125%, 11/15/23	110	114,658
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	2,244	2,379,087
Prologis, L.P., 1.25%, 10/15/30	203	198,429
Security	Principal Amount (000's omitted)*		Value
Financial (continued)
Radian Group, Inc.:
4.875%, 3/15/27		375	$ 374,063
6.625%, 3/15/25		37	39,104
SBA Tower Trust, 3.722%, 4/9/48(1)		660	683,959
SITE Centers Corp., 3.625%, 2/1/25		259	264,906
Standard Chartered PLC, 6.00% to 7/26/25(1)(7)(9)(10)		233	237,660
Stifel Financial Corp., 4.00%, 5/15/30		390	431,939
Synovus Bank/Columbus, GA, 2.289% to 2/10/22, 2/10/23(9)		529	535,590
Synovus Financial Corp.:
3.125%, 11/1/22(7)		156	160,461
5.90% to 2/7/24, 2/7/29(9)		35	36,160
Truist Financial Corp., 5.10% to 3/1/30(9)(10)		409	443,131
UBS Group AG, 1.364% to 1/30/26, 1/30/27(1)(9)		200	200,102
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(9)		200	204,158
Visa, Inc., 2.00%, 8/15/50		402	373,117
Welltower, Inc., 2.75%, 1/15/31		249	256,137
			$28,711,216
Government - Multinational — 0.5%
Asian Development Bank, 3.125%, 9/26/28		540	$642,278
International Bank for Reconstruction & Development, 3.125%, 11/20/25		1,200	1,362,122
International Finance Corp., 7.50%, 5/9/22	BRL	630	120,194
			$2,124,594
Industrial — 1.4%
AP Moller - Maersk A/S, 4.50%, 6/20/29(1)		50	$56,389
Cemex SAB de CV, 7.375%, 6/5/27(1)		200	216,379
FedEx Corp.:
4.10%, 2/1/45		56	64,205
4.55%, 4/1/46		290	349,558
Flowserve Corp., 3.50%, 10/1/30		194	192,476
Ingram Micro, Inc., 5.45%, 12/15/24		13	13,897
Jabil, Inc.:
3.00%, 1/15/31		617	631,120
3.60%, 1/15/30		574	611,399
3.95%, 1/12/28		92	100,692
4.70%, 9/15/22		569	610,217
nVent Finance S.a.r.l., 4.55%, 4/15/28		855	923,661
Owens Corning:
3.95%, 8/15/29		669	758,639
4.30%, 7/15/47		131	144,167
4.40%, 1/30/48		50	55,842
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21(1)		260	262,255

Calvert
VP SRI Balanced Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Industrial (continued)
Valmont Industries, Inc.:
5.00%, 10/1/44	55	$ 60,887
5.25%, 10/1/54	265	288,353
		$ 5,340,136
Other Revenue — 0.2%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	675	$ 688,699
		$ 688,699
Technology — 0.6%
DXC Technology Co.:
4.00%, 4/15/23	340	$358,228
4.125%, 4/15/25	266	287,706
4.75%, 4/15/27	84	93,643
HP, Inc., 3.40%, 6/17/30	544	584,399
Seagate HDD Cayman:
4.091%, 6/1/29(1)	354	383,567
4.875%, 3/1/24	235	255,833
5.75%, 12/1/34(7)	180	204,772
Western Digital Corp., 4.75%, 2/15/26(7)	163	176,244
		$2,344,392
Utilities — 1.1%
American Water Capital Corp., 2.95%, 9/1/27	370	$409,696
Avangrid, Inc.:
3.15%, 12/1/24	827	902,927
3.80%, 6/1/29	590	682,084
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	171	197,416
Enel Finance International NV, 2.65%, 9/10/24(1)	530	562,477
MidAmerican Energy Co.:
3.15%, 4/15/50	215	238,591
4.25%, 7/15/49	250	324,905
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	375	391,406
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	233	240,085
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	18	18,953
Public Service Co. of Colorado, 3.70%, 6/15/28	258	301,515
Sempra Energy, 4.875% to 10/15/25(9)(10)	79	81,370
		$4,351,425
Total Corporate Bonds (identified cost $62,387,037)		$64,950,296

Preferred Stocks — 0.2%

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%(8)
AGNC Investment Corp., Series F, 6.125% to 4/15/25(9)	3,600	$ 79,632
		$ 79,632
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(9)	12,563	$ 201,762
		$ 201,762
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	14,000	$ 250,180
Series A2, 6.375%	12,000	237,960
		$488,140
Total Preferred Stocks (identified cost $1,017,280)		$769,534

Senior Floating-Rate Loans(11) — 0.6%

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$295	$ 285,066
		$ 285,066
Drugs — 0.1%
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$429	$ 427,763
		$ 427,763
Electronics/Electrical — 0.1%
Go Daddy Operating Company, LLC, Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 2/15/24	$52	$ 50,663
Hyland Software, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/1/24	208	207,099
MA FinanceCo., LLC, Term Loan, 2.647%, (1 mo. USD LIBOR + 2.50%), 6/21/24	18	17,784
Seattle Spinco, Inc., Term Loan, 2.647%, (1 mo. USD LIBOR + 2.50%), 6/21/24	125	120,108
SolarWinds Holdings, Inc., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 2/5/24	79	77,329
		$472,983

Calvert
VP SRI Balanced Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Equipment Leasing — 0.0%(8)
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$147	$ 144,183
		$ 144,183
Health Care — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(12)	$193	$ 190,009
		$ 190,009
Insurance — 0.1%
Asurion, LLC, Term Loan, 3.147%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$178	$ 175,711
		$ 175,711
Leisure Goods/Activities/Movies — 0.0%(8)
Bombardier Recreational Products, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$69	$66,824
		$66,824
Lodging and Casinos — 0.0%(8)
ESH Hospitality, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$40	$38,904
		$38,904
Telecommunications — 0.1%
CenturyLink, Inc., Term Loan, 2.397%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$99	$95,537
Level 3 Financing, Inc., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 3/1/27	74	71,972
Ziggo Financing Partnership, Term Loan, 2.652%, (1 mo. USD LIBOR + 2.50%), 4/30/28	225	217,469
		$384,978
Total Senior Floating-Rate Loans (identified cost $2,232,303)		$2,186,421

Sovereign Government Bonds — 0.1%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau, 0.75%, 9/30/30	$235	$ 233,580
Nacional Financiera SNC, 3.375%, 11/5/20(1)(7)	265	265,755
Total Sovereign Government Bonds (identified cost $498,774)		$ 499,335

Taxable Municipal Obligations — 1.9%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.5%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(13)	$450	$ 628,898
Massachusetts, Green Bonds, 3.277%, 6/1/46	435	491,389
New York City, NY, 5.206%, 10/1/31(13)	470	586,757
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285	320,431
		$ 2,027,475
Special Tax Revenue — 0.7%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$405	$ 433,468
2.484%, 6/1/27	290	310,726
2.534%, 6/1/28	360	386,870
2.584%, 6/1/29	200	214,936
2.984%, 6/1/33	220	234,032
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(13)	300	369,471
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(13)	600	797,262
		$2,746,765
Water and Sewer — 0.7%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$195,170
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	170	178,969
2.184%, 9/1/31	140	144,694
2.264%, 9/1/32	125	128,909
2.344%, 9/1/33	135	139,311
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	147,000
Green Bonds, 1.701%, 5/1/31	130	132,540
Green Bonds, 1.951%, 5/1/34	75	75,879
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	1,440	1,556,510
		$2,698,982
Total Taxable Municipal Obligations (identified cost $6,794,251)		$7,473,222

Calvert
VP SRI Balanced Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

U.S. Government Agencies and Instrumentalities — 0.6%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$137	$ 142,712
2.618%, 8/1/23	69	73,430
2.668%, 8/1/24	240	259,956
2.738%, 8/1/25	240	266,025
3.435%, 8/1/34	220	258,197
3.485%, 8/1/35	125	146,818
3.585%, 8/1/37	225	258,870
U.S. International Development Finance Corp.:
3.22%, 9/15/29	394	446,630
3.52%, 9/20/32	378	442,088
Total U.S. Government Agencies and Instrumentalities (identified cost $2,084,016)		$2,294,726

U.S. Government Agency Mortgage-Backed Securities — 4.1%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 3.50%, 3/1/48	$283	$ 300,065
Federal National Mortgage Association:
30-Year, 2.00%, TBA(14)	612	633,003
30-Year, 2.50%, TBA(14)	5,350	5,614,573
30-Year, 3.00%, TBA(14)	6,550	6,863,170
Pool #AN1879, 2.65%, with maturity at 6/1/26	324	355,050
Pool #AN1909, 2.68%, with maturity at 7/1/26	350	385,382
Pool #BM3990, 4.00%, with maturity at 3/1/48	560	600,028
Pool #MA3149, 4.00%, with maturity at 10/1/47	868	930,124
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $15,628,335)		$15,681,395

U.S. Treasury Obligations — 1.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 2.00%, 2/15/50	$252	$ 285,095
U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/23(15)	91	94,914
0.75%, 7/15/28(15)	4,322	4,980,909
U.S. Treasury Notes:
0.25%, 6/30/25	89	88,951
0.625%, 5/15/30	773	770,343
1.625%, 10/15/20	317	317,186
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.75%, 10/31/20	$316	$ 316,427
Total U.S. Treasury Obligations (identified cost $6,217,628)		$ 6,853,825

Short-Term Investments — 3.7%
Other — 3.1%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(16)	11,832,575	$ 11,833,758
Total Other (identified cost $11,834,359)		$ 11,833,758
Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(17)	2,394,048	$ 2,394,048
Total Securities Lending Collateral (identified cost $2,394,048)		$ 2,394,048
Total Short-Term Investments (identified cost $14,228,407)		$ 14,227,806
Total Investments — 104.0% (identified cost $328,537,421)		$400,168,900
Other Assets, Less Liabilities — (4.0)%		$(15,570,806)
Net Assets — 100.0%		$384,598,094

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $42,160,938 or 11.0% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2020.
(4)	Step coupon security. Interest rate represents the rate in effect at September 30, 2020.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2020.
(6)	Non-income producing security.

Calvert
VP SRI Balanced Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

(7)	All or a portion of this security was on loan at September 30, 2020. The aggregate market value of securities on loan at September 30, 2020 was $2,330,743 and the total market value of the collateral received by the Fund was $2,394,048, comprised of cash.
(8)	Amount is less than 0.05%.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	The stated interest rate represents the weighted average interest rate at September 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(13)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(14)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(15)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(16)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.
(17)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	27	Long	12/31/20	$5,965,945	$2,111
U.S. 5-Year Treasury Note	1	Long	12/31/20	126,031	162
U.S. Long Treasury Bond	4	Long	12/21/20	705,125	(2,195)
U.S. Ultra-Long Treasury Bond	37	Long	12/21/20	8,207,063	(59,907)
U.S. 5-Year Treasury Note	(35)	Short	12/31/20	(4,411,094)	(5,802)
U.S. Long Treasury Bond	(1)	Short	12/21/20	(176,281)	1,529
U.S. Ultra 10-Year Treasury Note	(161)	Short	12/21/20	(25,747,422)	(55,340)
U.S. Ultra-Long Treasury Bond	(1)	Short	12/21/20	(221,812)	1,608
					$(117,834)

Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
BRL	– Brazilian Real
USD	– United States Dollar
During the fiscal year to date ended September 30, 2020, the Fund used futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.

Calvert
VP SRI Balanced Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

At September 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At September 30, 2020, the value of the Fund's investment in affiliated funds was $11,833,758, which represents 3.1% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$44,134,402	$(32,301,685)	$1,642	$(601)	$11,833,758	$4,286	11,832,575
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$22,425,918	$—	$22,425,918
Collateralized Mortgage-Backed Obligations	—	6,965,032	—	6,965,032
Commercial Mortgage-Backed Securities	—	19,944,091	—	19,944,091
Common Stocks	200,614,880(1)	—	—	200,614,880
Common Stocks - Health Care	31,417,460	3,727,879(2)	—	35,145,339
Convertible Bonds	—	137,080	—	137,080
Corporate Bonds	—	64,950,296	—	64,950,296
Preferred Stocks	769,534	—	—	769,534
Senior Floating-Rate Loans	—	2,186,421	—	2,186,421
Sovereign Government Bonds	—	499,335	—	499,335
Taxable Municipal Obligations	—	7,473,222	—	7,473,222
U.S. Government Agencies and Instrumentalities	—	2,294,726	—	2,294,726
U.S. Government Agency Mortgage-Backed Securities	—	15,681,395	—	15,681,395
U.S. Treasury Obligations	—	6,853,825	—	6,853,825
Short-Term Investments:
Other	—	11,833,758	—	11,833,758
Securities Lending Collateral	2,394,048	—	—	2,394,048
Total Investments	$235,195,922	$164,972,978	$ —	$400,168,900
Futures Contracts	$5,410	$ —	$ —	$5,410
Total	$235,201,332	$164,972,978	$ —	$400,174,310

Calvert
VP SRI Balanced Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(123,244)	$ —	$ —	$(123,244)
Total	$(123,244)	$ —	$ —	$(123,244)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2020 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.